UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                         Washington,  D.C.  20549

                                 Form 13F

                            Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2004

Check here if Amendment  [   ];  Amendment Number:  ______
     This Amendment (Check only one.):		[   ]	is a restatement.
                                            [   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Equinox Capital Management, LLC
Address:	590 Madison Avenue
           New York, N.Y. 10022

Form 13F File Number:    28-3706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Laurie A Vicari
Title:	Vice President
Phone:	212-207-1100

Signature, Place and Date of Signing:

/S/ Laurie A Vicari                        New York, NY
04/21/2004

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Name of Other Included Managers:		n/a

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total: 	$5869112  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column
headings and list entries.] 	 NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD ORD                    COM              G0070K103    18444   432350 SH       SOLE                   198950            233400
ALCOA INC.                     COM              013817101    19732   568800 SH       SOLE                   249800            319000
ALTRIA GROUP INC               COM              02209S103   158651  2913696 SH       SOLE                   606646           2307050
AMERICAN TEL & T               COM              001957505    83666  4275215 SH       SOLE                  1082665           3192550
ANADARKO PETE CO               COM              032511107    12057   232500 SH       SOLE                    98400            134100
BANK ONE CORP                  COM              06423A103    81664  1497876 SH       SOLE                   390876           1107000
BOEING CO                      COM              097023105     5277   128500 SH       SOLE                    64000             64500
BP PLC SPONSORED ADR           COM              055622104   130092  2540866 SH       SOLE                   533616           2007250
BURLINGTON RES I               COM              122014103     9016   141700 SH       SOLE                    64800             76900
CARNIVAL CORP PAIRED CTF       COM              143658300     4891   108900 SH       SOLE                    49300             59600
CENDANT CORP COM               COM              151313103   253033 10374440 SH       SOLE                  2635440           7739000
CHEVRONTEXACO CORP COM         COM              166764100   224251  2554697 SH       SOLE                   664047           1890650
CHUBB CORP                     COM              171232101    16265   233900 SH       SOLE                   105500            128400
CIRCUIT CITY STO               COM              172737108     5642   499300 SH       SOLE                   219900            279400
CITIGROUP INC.                 COM              172967101   235548  4556047 SH       SOLE                  1155414           3400633
COMCAST CORP CL                COM              20030N200     7386   265200 SH       SOLE                    12200            253000
COMCAST CORP-CL A              COM              20030N101     5026   174750 SH       SOLE                   174750
COMERICA INC                   COM              200340107   179853  3310989 SH       SOLE                   858189           2452800
COMPUTER SCIENCES CORP COM     COM              205363104   132598  3287819 SH       SOLE                   821369           2466450
CONOCOPHILLIPS COM             COM              20825C104   286510  4104143 SH       SOLE                  1035393           3068750
CORNING INC                    COM              219350105     5781   517100 SH       SOLE                   228000            289100
DELPHI CORP COM                COM              247126105   150509 15111298 SH       SOLE                  3944598          11166700
DOW CHEM CO                    COM              260543103    14237   353444 SH       SOLE                   183161            170283
EASTMAN KODAK CO               COM              277461109    12460   476100 SH       SOLE                   213200            262900
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    12796   661300 SH       SOLE                   268600            392700
EXELON CORP COM                COM              30161N101    13609   197600 SH       SOLE                    86900            110700
FEDERAL HOME LN                COM              313400301   214945  3639441 SH       SOLE                   886041           2753400
FLEETBOSTON FINL CORP COM      COM              339030108    10028   223350 SH       SOLE                    98350            125000
GENERAL ELEC CO                COM              369604103     2353    77100 SH       SOLE                    77100
GEORGIA PAC CORP               COM              373298108    22838   677900 SH       SOLE                   318500            359400
HARTFORD FINL SVCS             COM              416515104   221390  3475509 SH       SOLE                   894982           2580527
HEALTH NET INC COM             COM              42222G108    17897   717900 SH       SOLE                   323900            394000
HEWLETT PACKARD                COM              428236103   167512  7334156 SH       SOLE                  1936856           5397300
HONEYWELL INTERNATIONAL INC    COM              438516106   116329  3436590 SH       SOLE                   820890           2615700
IVAX CORP                      COM              465823102     7334   322100 SH       SOLE                   141300            180800
JONES APPAREL GR               COM              480074103    11496   318000 SH       SOLE                   146100            171900
JP MORGAN CHASE AND CO.        COM              46625H100   221005  5268302 SH       SOLE                  1416752           3851550
KERR MCGEE CORP                COM              492386107     2524    49000 SH       SOLE                    49000
KEYCORP                        COM              493267108    19348   638750 SH       SOLE                   299450            339300
MCDONALDS CORP                 COM              580135101   178749  6256512 SH       SOLE                  1656962           4599550
MCKESSON HBOC INC.             COM              58155Q103    67576  2245806 SH       SOLE                   508006           1737800
MEDCO HEALTH SOLUTIONS COM     COM              58405U102    77968  2293190 SH       SOLE                   510390           1782800
MERRILL LYNCH &                COM              590188108   207594  3485452 SH       SOLE                   889052           2596400
MONSANTO CO NEW COM            COM              61166W101   283685  7736164 SH       SOLE                  1947126           5789038
MORGAN STANLEY COM NEW         COM              617446448     9449   164900 SH       SOLE                    72400             92500
MOTOROLA INC                   COM              620076109   154344  8769536 SH       SOLE                  2137136           6632400
NEWELL CO                      COM              651229106    60038  2587834 SH       SOLE                   568984           2018850
NORTHROP GRUMMAN CORP          COM              666807102   193833  1969445 SH       SOLE                   489945           1479500
NUCOR CORP                     COM              670346105    11497   187000 SH       SOLE                    84300            102700
OFFICE DEPOT INC               COM              676220106   154589  8214103 SH       SOLE                  1981803           6232300
PACTIV CORP COM                COM              695257105    15967   717600 SH       SOLE                   309750            407850
PPL CORP COM                   COM              69351T106    13926   305400 SH       SOLE                   145500            159900
SAFEWAY STORES                 COM              786514208    14863   722200 SH       SOLE                   334000            388200
SARA LEE CORP                  COM              803111103   115486  5282975 SH       SOLE                  1396275           3886700
SEARS ROEBUCK &                COM              812387108   119539  2782569 SH       SOLE                   729419           2053150
ST PAUL COS INC COM            COM                          186360  4657835 SH       SOLE                  1059135           3598700
TRANSOCEAN INC ORD             COM              G90078109    19844   711500 SH       SOLE                   321700            389800
TYCO INTL LTD NEW COM          COM              902124106   221401  7727775 SH       SOLE                  1865675           5862100
UNION PAC CORP COM             COM              907818108    11988   200400 SH       SOLE                    80600            119800
UNITED TECHNOLOG               COM              913017109   159945  1853360 SH       SOLE                   484660           1368700
VERIZON COMMUNICATIONS COM     COM              92343V104   178233  4877759 SH       SOLE                  1280709           3597050
WACHOVIA CORP 2ND NEW COM      COM              929903102   201938  4296550 SH       SOLE                  1117500           3179050
WASHINGTON MUTUAL INC.         COM              939322103    10417   243900 SH       SOLE                   107000            136900
WILLIAMS COS INC               COM              969457100     3161   330300 SH       SOLE                    66900            263400
WYETH COM                      COM              983024100    82730  2203205 SH       SOLE                   606255           1596950